united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 305 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Bernard Brick

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	Tailored Shareholder Report

CM Advisors Fixed Income Fund

(CMFIX)

Annual Shareholder Report - February 28, 2025

Fund Overview

This annual shareholder report contains important information about CM Advisors Fixed Income Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund. You can also request this information by contacting us at (888) 859-5856.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CM Advisors Fixed Income Fund	$90	0.87%

How did the Fund perform during the reporting period?

       For the year ended February 28, 2025, the CM Advisors Fixed Income Fund (CMFIX) returned 5.78%, in line with its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.81%.

       The fiscal year was marked by interest rate volatility driven by mixed economic signals. Early in the year, bond yields rose as the economy proved more resilient than expected. By summer, signs of slowing growth reversed this trend, resulting in lower yields. However, by year-end, yields had nearly returned to their starting point, with shorter-term yields outperforming longer-dated bonds for the entire year.

       In July, Fed Chairman Jay Powell indicated a potential policy shift due to the softening of employment data. Although the economy remained strong, the Fed projected significant declines in both interest rates and inflation over the next year. As investors anticipated the policy change, yields fell, reaching their annual low just before the Fed’s September meeting, when the Federal Open Market Committee cut the federal funds rate by 50 basis points. The Fed continued its rate reductions in November and December, each by 25 basis points.

       Despite resilient employment and easing inflation, the Fed’s preferred inflation measure, the Personal Consumption Expenditures (PCE) index, remained above its 2% target, with inflationary pressures in various sectors. Uncertainty surrounding the new administration's economic policies' impact on inflation and employment contributed to rate volatility heading into year-end.

       With most of the Fund’s holdings in shorter-maturity bonds, we benefited from the stronger performance of these bonds. We continually monitor economic conditions and adjust our strategy accordingly.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$14,000
$12,000
$10,000
$8,000
$12,878
$11,613
Feb-2015
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
CM Advisors Fixed Income Fund
Bloomberg U.S. Aggregate Bond Index

	CM Advisors Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Feb-2015	$10,000	$10,000
Feb-2016	$9,838	$10,150
Feb-2017	$10,620	$10,294
Feb-2018	$10,666	$10,346
Feb-2019	$10,724	$10,674
Feb-2020	$10,955	$11,921
Feb-2021	$11,165	$12,086
Feb-2022	$11,296	$11,766
Feb-2023	$11,020	$10,622
Feb-2024	$12,174	$10,976
Feb-2025	$12,878	$11,613

Average Annual Total Returns

	1 Year	5 Years	10 Years
CM Advisors Fixed Income Fund	5.78%	3.29%	2.56%
Bloomberg U.S. Aggregate Bond Index	5.81%	-0.52%	1.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$27,095,373
  Number of Portfolio Holdings73
  Advisory Fee (net of waivers)$0
  Portfolio Turnover40%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.1%
Corporate Bonds	77.8%
Money Market Funds	4.7%
U.S. Treasury Obligations	7.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 21.2%
Materials 13.2%
Energy 11.8%
Industrials 11.1%
Information Technology 10.8%
Consumer Discretionary 7.6%
U.S. Treasury Obligations 7.4%
Utilities 6.7%
Money Market Funds 4.7%
Communication Services 2.3%
Health Care 2.2%
Real Estate 0.7%
Consumer Staples 0.3%

Value	Value
Consumer Staples	0.3%
Real Estate	0.7%
Health Care	2.2%
Communication Services	2.3%
Money Market Funds	4.7%
Utilities	6.7%
U.S. Treasury Obligations	7.4%
Consumer Discretionary	7.6%
Information Technology	10.8%
Industrials	11.1%
Energy	11.8%
Materials	13.2%
Financials	21.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PHI Group, Inc.	10.1%
Qwest Corporation, 7.250%, due 09/15/25	2.3%
United Rentals North America, Inc., 5.500%, due 05/15/27	2.3%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	2.3%
JPMorgan Chase & Company, 1.100%, due 06/22/26	2.3%
Targa Resources Partners L.P., 6.875%, due 01/15/29	2.3%
Intel Corporation, 4.875%, due 02/10/26	2.2%
Exelon Corporation, 7.600%, due 04/1/32	2.1%
Masco Corporation, 7.750%, due 08/1/29	2.1%
Oracle Corporation, 2.500%, due 04/1/25	2.0%

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.

CM Advisors Fixed Income Fund (CMFIX)

Annual Shareholder Report - February 28, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://cmadvisorsfunds.com/our-fund/cm-advisors-fixed-income-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 022825-CMFIX

(b)	Included with (a)

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Richard M. Lewis. Mr. Lewis is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,100 and $14,500 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 and $3,000 with respect to the registrant’s fiscal years ended February 28, 2025 and February 29, 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $3,000 and $3,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended February 28, 2025 and February 29, 2024, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

CM Advisors Family of Funds

Annual Financial Statements and

Additional Information 2025

CM Advisors Fixed Income Fund

February 28, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Trust”). This report is not authorized for distribution to prospective investors of the Trust unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Fixed Income Fund

Schedule of Investments

February 28, 2025

COMMON STOCKS — 10.1%	Shares	Value
Financials — 10.1%
Diversified Capital Markets — 10.1%
PHI Group, Inc. (a) (Cost $1,222,685)	113,912	$2,728,192

CORPORATE BONDS — 77.8%	Par Value	Value
Communication Services — 2.3%
Alternative Carriers — 2.3%
Qwest Corporation, 7.250%, due 09/15/25	$620,000	$621,493

Consumer Discretionary — 7.6%
Apparel, Accessories & Luxury Goods — 0.4%
Tapestry, Inc., 5.100%, due 03/11/30	100,000	100,286

Automobile Manufacturers — 1.1%
General Motors Company, 5.600%, due 10/15/32	303,000	305,146

Automotive Retail — 1.5%
Advance Auto Parts, Inc.,
5.900%, due 03/09/26	146,000	146,571
5.950%, due 03/09/28	250,000	251,776
		398,347
Distributors — 2.7%
Genuine Parts Company, 4.950%, due 08/15/29	475,000	475,605
LKQ Corporation, 6.250%, due 06/15/33	250,000	261,543
		737,148
Leisure Products — 1.9%
Polaris, Inc., 6.950%, due 03/15/29	500,000	528,282

Consumer Staples — 0.3%
Packaged Foods & Meats — 0.3%
Conagra Brands, Inc., 7.000%, due 10/01/28	65,000	69,417

Energy — 11.8%
Integrated Oil & Gas — 2.3%
Occidental Petroleum Corporation, 7.875%, due 09/15/31	550,000	620,537

Oil & Gas Drilling — 1.1%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	350,000	297,974

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 77.8% (Continued)	Par Value	Value
Energy — 11.8% (Continued)
Oil & Gas Exploration & Production — 2.7%
Continental Resources, Inc., 4.375%, due 01/15/28	$450,000	$443,022
Devon Energy Corporation, 7.950%, due 04/15/32	250,000	286,765
		729,787
Oil & Gas Refining & Marketing — 0.9%
Valero Energy Corporation, 3.650%, due 03/15/25	250,000	249,870

Oil & Gas Storage & Transportation — 4.8%
Sabine Pass Liquefaction, LLC, 5.875%, due 06/30/26	100,000	101,011
Southern Natural Gas Company, 8.000%, due 03/01/32	250,000	286,117
Targa Resources Partners L.P., 6.875%, due 01/15/29	600,000	614,371
Western Midstream Operating LP, 4.650%, due 07/01/26	300,000	299,717
		1,301,216
Financials — 11.1%
Banks — 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	250,000	242,054

Consumer Finance — 0.4%
John Deere Capital Corporation, 4.95%, due 04/19/27	100,000	100,566

Diversified Banks — 5.5%
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	617,833
5.040%, due 01/23/28	450,000	453,561
5.500%, due 12/13/34	425,000	425,592
		1,496,986
Investment Banking & Brokerage — 0.9%
Jefferies Financial Group, Inc., 5.000%, due 10/17/29	250,000	244,967

Life & Health Insurance — 0.9%
MetLife, Inc., 3.000%, due 03/01/25	250,000	250,000

Property & Casualty Insurance — 2.5%
Fairfax Financial Holdings Ltd., 8.300%, due 04/15/26	382,000	395,694
Fidelity National Financial, Inc., 3.400%, due 06/15/30	295,000	272,147
		667,841
Health Care — 2.2%
Health Care Services — 0.9%
Cigna Group (The), 5.125%, due 05/15/31	250,000	253,116

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 77.8% (Continued)	Par Value	Value
Health Care — 2.2% (Continued)
Life Sciences Tools & Services — 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	$200,000	$201,355
5.750%, due 12/13/27	150,000	153,636
		354,991
Industrials — 11.1%
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	181,457

Building Products — 2.1%
Masco Corporation, 7.750%, due 08/01/29	500,000	558,029

Data Processing & Outsourced Services — 0.8%
Concentrix Corporation, 6.600%, due 08/02/28	210,000	219,120

Electrical Components & Equipment — 0.2%
Eaton Corporation, 6.500%, due 06/01/25	65,000	65,228

Industrial Machinery, Supplies & Components — 2.8%
Stanley Black & Decker, Inc., 6.272%, due 03/06/26	450,000	450,342
Timken Company (The), 4.500%, due 12/15/28	300,000	297,962
		748,304
Research & Consulting Services — 1.5%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	400,000	412,628

Trading Companies & Distributors — 3.0%
United Rentals North America, Inc.,
5.500%, due 05/15/27	620,000	620,641
5.250%, due 01/15/30	200,000	197,737
		818,378
Information Technology — 10.8%
Electronic Components — 1.9%
Corning, Inc., 7.250%, due 08/15/36	500,000	517,537

Electronic Equipment & Instruments — 1.6%
Vontier Corporation,
1.800%, due 04/01/26	250,000	241,422
2.400%, due 04/01/28	200,000	184,386
		425,808
IT Consulting & Other Services — 0.9%
DXC Technology Company, 2.375%, due 09/15/28	250,000	229,375

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 77.8% (Continued)	Par Value	Value
Information Technology — 10.8% (Continued)
Semiconductors — 4.4%
Intel Corporation,
3.700%, due 07/29/25	$475,000	$472,910
4.875%, due 02/10/26	600,000	601,048
4.875%, due 02/10/28	120,000	120,516
		1,194,474
System Software — 2.0%
Oracle Corporation, 2.500%, due 04/01/25	550,000	549,041

Materials — 13.2%
Commodity Chemicals — 3.1%
Olin Corporation,
5.125%, due 09/15/27	350,000	349,527
5.000%, due 02/01/30	500,000	475,536
		825,063
Copper — 2.2%
Freeport-McMoRan, Inc., 9.500%, due 06/01/31	250,000	303,121
Southern Copper Corporation, 3.875%, due 04/23/25	300,000	299,239
		602,360
Diversified Chemicals — 3.7%
Celanese US Holdings, LLC, 6.415%, due 07/15/27	300,000	307,046
Dow Chemical Company (The), 7.375%, due 11/01/29	140,000	155,717
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	482,127
Union Carbide Corporation, 7.500%, due 06/01/25	60,000	60,262
		1,005,152
Fertilizers & Agricultural Chemicals — 3.0%
FMC Corporation,
5.150%, due 05/18/26	300,000	300,127
3.450%, due 10/01/29	300,000	276,001
5.650%, due 05/18/33	250,000	248,037
		824,165
Metal, Glass & Plastic Containers — 0.8%
Ball Corporation, 6.000%, due 06/15/29	200,000	203,358

Steel — 0.4%
Arcelormittal, 6.125%, due 06/01/25	120,000	120,186

Real Estate — 0.7%
Retail REITs — 0.7%
Realty Income Corporation, 5.050%, due 01/13/26	200,000	199,958

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS — 77.8% (Continued)	Par Value	Value
Utilities — 6.7%
Electric Utilities — 4.5%
Exelon Corporation, 7.600%, due 04/01/32	$500,000	$568,355
NextEra Energy Capital Holdings, Inc.,
6.051%, due 03/01/25	150,000	150,000
4.450%, due 06/20/25	500,000	499,584
		1,217,939
Independent Power Producers &
Energy Traders — 1.8%
Constellation Energy Generation, LLC, 3.250%, due 06/01/25	500,000	497,826

Multi-Utilities — 0.4%
Wisconsin Energy Corporation, 3.550%, due 06/15/25	100,000	99,534

Total Corporate Bonds (Cost $20,903,593)		$21,084,944

U.S. TREASURY OBLIGATIONS — 7.4%	Par Value	Value
U.S. Treasury Notes — 7.4%
4.250%, due 05/31/25	$500,000	$499,785
4.625%, due 06/30/25	500,000	500,534
5.000%, due 10/31/25	500,000	502,449
4.250%, due 01/31/26	250,000	250,168
4.500%, due 03/31/26	250,000	250,957
Total U.S. Treasury Obligations (Cost $2,001,961)		$2,003,893

MONEY MARKET FUNDS — 4.7%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 4.21% (b) (Cost $1,278,852)	1,278,852	$1,278,852

Total Investments at Value — 100.0% (Cost $25,407,091)		$27,095,881

Liabilities in Excess of Other Assets — (0.0%) (c)		(508)

Net Assets — 100.0%		$27,095,373

REIT — Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Statement of Assets and Liabilities

February 28, 2025

ASSETS
Investments in securities:
At cost	$25,407,091
At value (Note 2)	$27,095,881
Receivable from Advisor (Note 5)	853
Dividends and interest receivable	319,352
Other assets	19,656
TOTAL ASSETS	27,435,742

LIABILITIES
Payable for capital shares redeemed	255
Payable for investment securities purchased	302,339
Payable to administrator (Note 5)	6,010
Accrued trustee fees (Note 5)	4,000
Payable to distributor (Note 5)	667
Other accrued expenses	27,098
TOTAL LIABILITIES	340,369

NET ASSETS	$27,095,373

Net assets consist of:
Paid-in capital	$27,671,042
Accumulated deficit	(575,669)
Net Assets	$27,095,373

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,425,867

Net asset value, redemption price and offering price per share	$11.17

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Statement of Operations

Year Ended February 28, 2025

INVESTMENT INCOME
Dividends	$59,849
Interest	1,228,745
TOTAL INVESTMENT INCOME	1,288,594

EXPENSES
Management fees (Note 5)	135,650
Legal fees	46,565
Registration and filing fees	43,400
Fund accounting fees (Note 5)	27,917
Administration fees (Note 5)	27,833
Trustees’ fees (Note 5)	24,000
Audit and tax services fees	19,532
Transfer agent fees (Note 5)	19,200
Pricing fees	12,496
Compliance support services fees	9,955
Distributor service fees (Note 5)	8,667
Shareholder reporting expenses	7,526
Custody and bank service fees	6,794
Postage and supplies	5,284
Insurance expense	2,787
Other expenses	9,496
TOTAL EXPENSES	407,102
Management fees waived and reimbursed by Advisor (Note 5)	(170,524)
NET EXPENSES	236,578

NET INVESTMENT INCOME	1,052,016

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(7,577)
Net change in unrealized appreciation (depreciation) on investments	473,798
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	466,221

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,518,237

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
FROM OPERATIONS
Net investment income	$1,052,016	$1,202,170
Net realized gains (losses) from investment transactions	(7,577)	25,629
Net change in unrealized appreciation (depreciation) on investments	473,798	1,382,587
Net increase in net assets resulting from operations	1,518,237	2,610,386

DISTRIBUTIONS TO SHAREHOLDERS	(1,058,179)	(1,135,367)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	480,220	2,350,538
Net asset value of shares issued in reinvestment of distributions to shareholders	1,005,367	1,070,628
Payments for shares redeemed	(1,754,877)	(3,258,602)
Net increase (decrease) in net assets from share transactions	(269,290)	162,564

TOTAL INCREASE IN NET ASSETS	190,768	1,637,583

NET ASSETS
Beginning of year	26,904,605	25,267,022
End of year	$27,095,373	$26,904,605

CAPITAL SHARE ACTIVITY
Shares sold	43,394	214,788
Shares reinvested	90,908	100,584
Shares redeemed	(158,216)	(300,699)
Net increase (decrease) in shares outstanding	(23,914)	14,673
Shares outstanding, beginning of year	2,449,781	2,435,108
Shares outstanding, end of year	2,425,867	2,449,781

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Financial Highlights

Per share data for a share outstanding throughout each year:

	Years Ended
	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Net asset value at beginning of year	$10.98	$10.38	$10.78	$10.92	$10.89

Income (loss) from investment operations:
Net investment income	0.43	0.49	0.17	0.26	0.16
Net realized and unrealized gains (losses) on investments	0.19	0.58	(0.43)	(0.13)	0.05 (a)
Total from investment operations	0.62	1.07	(0.26)	0.13	0.21

Less distributions from:
Net investment income	(0.43)	(0.47)	(0.14)	(0.27)	(0.18)
Total distributions	(0.43)	(0.47)	(0.14)	(0.27)	(0.18)

Net asset value at end of year	$11.17	$10.98	$10.38	$10.78	$10.92

Total return (b)	5.78%	10.47%	(2.45%)	1.17%	1.92%

Ratios and supplemental data:
Net assets at end of year (000’s)	$27,095	$26,905	$25,267	$29,098	$32,434

Ratio of total expenses to average net assets	1.50%	1.50%	1.43%	1.35%	1.18%

Ratio of net expenses to average net assets (c)	0.87%	0.87%	0.87%	0.87%	0.96%

Ratio of net investment income to average net assets (c)	3.87%	4.57%	1.57%	2.33%	1.44%

Portfolio turnover rate	40%	41%	40%	37%	4%

(a)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period, primarily due to the timing of sales and redemptions of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.
(c)	Ratio was determined after investment management fee waivers and expense reimbursements (Note 5).

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund

Notes to Financial Statements

February 28, 2025

1. Organization

CM Advisors Fixed Income Fund (the “Fund”) is a diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of the Fund is to seek to preserve capital and maximize total return.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation – The Fund’s portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and not traded on an exchange, the Fund’s net asset values (“NAVs”) are calculated based upon the NAVs reported by such registered open-end investment companies; the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined by Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the “Advisor”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and the inputs used to value the investments as of February 28, 2025 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,728,192	$—	$—	$2,728,192
Corporate Bonds	—	21,084,944	—	21,084,944
U.S. Treasury Obligations	—	2,003,893	—	2,003,893
Money Market Funds	1,278,852	—	—	1,278,852
Total	$4,007,044	$23,088,837	$—	$27,095,881

Refer to the Fund’s Schedule of Investments for a listing of the securities by asset type and sector and industry type. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 28, 2025.

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

Share Valuation – The NAV per share of the Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the years ended February 28, 2025 and February 29, 2024 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases (decreases) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of February 28, 2025:

Tax cost of investments	$25,407,091
Gross unrealized appreciation	$1,748,064
Gross unrealized depreciation	(59,274)
Net unrealized appreciation	1,688,790
Undistributed ordinary income	171,680
Accumulated capital and other losses	(2,436,139)
Accumulated deficit	$(575,669)

As of February 28, 2025, the Fund had short-term capital loss carryforwards of $207,771 and long-term capital loss carryforwards of $2,228,368 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expenses in the Statement of Operations. For the year ended February 28, 2025, the Fund did not incur any interest or penalties.

4. Investment Transactions

During the year ended February 28, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

Cost of purchases of investment securities	$9,126,599
Proceeds from sales and maturities of investment securities	$5,501,298

Cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations during the year ended February 28, 2025 were:

Cost of purchases of investment securities	$1,006,254
Proceeds from sales and maturities of investment securities	$3,066,881

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund pays a monthly management fee to the Advisor calculated at the annual rate of 0.50% of its average daily net assets. The Advisor has entered into an Expense Limitation Agreement (the “ELA”) with the Fund under which it has agreed until July 1, 2026 to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The ELA cannot be terminated prior to July 1, 2026 without the approval of the Board. Accordingly, during the year ended February 28, 2025, the Advisor did not collect any of its management fees and reimbursed other operating expenses in the amount of $34,874. These fees are not available for recoupment by the Advisor.

Certain Trustees and officers of the Trust are also officers of the Advisor and are not compensated by the Fund for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for its services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of its portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. For the year ended February 28, 2025, the Distributor received $8,667 in fees from the Fund for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 for attendance at each telephonic meeting of the Board of Trustees. The Fund reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

PRINCIPAL HOLDER OF FUND SHARES

As of February 28, 2025, the following shareholder of record owned 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Company (for the benefit of its customers)	89%

CM Advisors Fixed Income Fund

Notes to Financial Statements (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have more significant effect on matters presented at a shareholders’ meeting.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On April 1, 2025, the Fund paid an ordinary income dividend of $0.1065 per share to shareholders of record on March 28, 2025.

CM Advisors Fixed Income Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of CM Advisors Fixed Income Fund and
Board of Trustees of CM Advisors Family of Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CM Advisors Family of Funds, comprising CM Advisors Fixed Income Fund (the “Fund”), as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended February 28, 2022, and prior, were audited by other auditors whose report dated April 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

April 25, 2025

CM Advisors Fixed Income Fund

Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of CM Advisors Family of Funds (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Trust, on behalf of the CM Advisors Fixed Income Fund (the “Fixed Income Fund” or the “Fund”), and CM Fund Advisors (the “Advisor”) for an additional annual term. This approval took place at a meeting held by telephonically via video conference (due to circumstances related to the COVID-19 pandemic in reliance on the exemptive relief granted by the U.S. Securities and Exchange Commission regarding certain in-person voting requirements) on February 18, 2025 (the “Meeting”), at which all the Trustees, including all the Independent Trustees, were present.

During their deliberations, the Board was advised by legal counsel and reviewed a substantial amount of information provided by the Advisor in response to requests of the Board and legal counsel.

In deciding whether to approve continuation of the Advisory Agreement, the Trustees noted their review of the materials related to the Fixed Income Fund and the Advisor throughout the past year and their various discussions with Trust management and the Advisor with respect to the operations and performance of the Fund during that time. The Trustees further considered those materials and discussions and numerous other factors, including:

The nature, extent, and quality of the services provided by the Advisor. In this regard, the Trustees considered the services being provided by the Advisor to the Fixed Income Fund including, without limitation, its investment advisory services during the previous twelve-month period, its coordination of services for the Fixed Income Fund among the Fund’s various service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. Further, the Trustees noted that the Trust’s president, secretary, treasurer, CCO, principal executive officer, and principal financial officer are employees of the Advisor and they each serve the Trust without additional compensation from the Fund. Following consideration of all this information as well as additional material provided by the Advisor, the Board concluded that the quality, extent, and nature of the services provided by the Advisor are satisfactory and adequate for the Fixed Income Fund.

The investment performance of the Fixed Income Fund and the Advisor. In this regard, the Board compared the short-term and long-term performance of the Fixed Income Fund with the performance of its benchmark index and custom peer group of comparable funds

CM Advisors Fixed Income Fund

Additional Information (Unaudited) (Continued)

managed by other advisors. The Trustees concluded that the Advisor had reasonably explained the Fund’s performance results. In addition, the Trustees considered the consistency of the Advisor’s management of the Fixed Income Fund with the Fund’s investment objective and policies. After discussion of the Fund’s short-term and long-term investment performance, the Advisor’s experience in managing the Fund, and other factors, the Board determined that the investment performance of the Fixed Income Fund and the Advisor has been satisfactory.

The costs of the services provided and profits realized by the Advisor from its relationship with the Fixed Income Fund. With respect to this matter, the Board considered the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the Advisor’s financial condition as well as its level of commitment to the Fixed Income Fund; the level of commitment by the principals of the Advisor; the Fund’s asset levels; the Fund’s overall expenses; the Advisor’s estimated costs in managing the Fund and the corresponding profitability to the Advisor for managing the Fund; the Advisor’s statements at the Meeting with respect to its continued support for the operation of the Fund; and the differences in fees and services provided to the Advisor’s other clients that may be similar to the Fund. Further, the Board considered the Expense Limitation Agreement of the Fixed Income Fund with the Advisor and reviewed the Advisor’s current and past fee waivers and expense reimbursements for the Fund under the Expense Limitation Agreement. In addition, the Board considered the Advisor’s representation that it intends to continue the Expense Limitation Agreement for the Fixed Income Fund until at least July 1, 2026.

The Trustees then noted the potential benefits to the Advisor in managing the Fixed Income Fund, such as promotion of the Advisor’s name and the ability of the Advisor to place small accounts into the Fund. In addition, the Trustees compared the fees and expenses of the Fixed Income Fund and comparable funds, noting the differences in the types of funds being compared, the style of investment management, the size of comparable funds and the nature of the investment strategies. Further, the Trustees compared the fees paid by the Fund to the fees paid by other clients of the Advisor and, keeping in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, observed that the fee structures applicable to the Advisor’s other clients utilizing similar strategies were not indicative of any unreasonableness regarding the advisory fees proposed to be payable by the Fixed Income Fund. After making these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the expected profit, if any, to be realized by the Advisor in connection with the management of the Fixed Income Fund for the next year is reasonable and that the management fees paid to the Advisor by the Fixed Income Fund are reasonable in light of the nature and quality of services provided by the Advisor.

The extent to which economies of scale would be realized as the Fixed Income Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. With respect to this matter, the Board noted that the fee arrangement of the Fixed Income Fund with the Advisor involves both a management fee and an Expense Limitation Agreement. The Trustees stated that the Fixed Income Fund has experienced benefits from the Expense Limitation Agreement throughout the years. The Trustees further noted that, although the management fee rate would remain the same at all asset levels, the Fixed Income Fund would likely benefit from economies

CM Advisors Fixed Income Fund

Additional Information (Unaudited) (Continued)

of scale under its agreements with service providers other than the Advisor. Following further discussion of the asset level of the Fixed Income Fund and expectations for growth and levels of fees, the Board determined that, at the Fund’s current and projected asset levels for the next year, the Fund’s fee arrangements with the Advisor were reasonable in relation to the nature and quality of services being provided by the Advisor to the Fund.

The Advisor’s practices regarding brokerage and portfolio transactions. With respect to this matter, the Board reviewed the Advisor’s standards, and performance in utilizing those standards, to seek best execution for portfolio transactions for the Fund. The Board noted that the fixed income portfolio transactions of the Fixed Income Fund are generally principal transactions executed in over-the-counter markets on a net basis. Additionally, the Trustees considered the historical portfolio turnover rates for the Fixed Income Fund; the process by which evaluations are made of the overall reasonableness of any commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical or other services (“soft dollars”). After further discussion, the Trustees concluded that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Trustees reviewed such factors as the experience and abilities of the advisory personnel assigned to the Fixed Income Fund; the basis of decisions to buy or sell securities for the Fund and/or the Advisor’s other accounts; the method for the bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board concluded that the Advisor’s standards and practices regarding the identification and mitigation of potential conflicts of interests to be satisfactory.

Conclusion. After additional discussion of the factors stated above and in reliance on the information provided by the Advisor and Trust management and considering the totality of all factors discussed and information presented at the Meeting and previous meetings, the Board indicated its agreement to approve the continuance of the Advisory Agreement. It was noted that in the Trustees’ deliberations with respect to the approval of the continuance of the Advisory Agreement no single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the continuance of the Advisory Agreement, and that each individual Trustee may have attributed different weights to various factors noted above. After consideration of the above factors as well as other factors, the Board unanimously determined that approval of the Advisory Agreement was in the best interest of the Fund and its shareholders.

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CM Advisors Fixed Income Fund

a series of

CM Advisors Family of Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 305 Austin, Texas 78746

Toll-Free Telephone: 1-888-859-5856	Toll-Free Telephone: 1-888-859-5856

World Wide Web @: www.cmadvisorsfunds.com

Investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics is filed herewith.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*	/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Brilliant
James D. Brilliant, Chairman and Principal Executive Officer

Date	May 5, 2025

By (Signature and Title)*	/s/ Scott Van Den Berg
Scott Van Den Berg, Treasurer and Principal Financial Officer

Date	May 5, 2025

*	Print the name and title of each signing officer under his or her signature.